UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
February 22, 2006

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 86
Form 13F Information Table Value Total: 3,404,933
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Allstate Insurance Grp.        COM              020002101   129695 2398649.842SH     SOLE                        2398649.842
Altria Group Inc               COM              02209S103    96859 1296293.468SH     SOLE                        1296293.468
American International Group   COM              026874107   123987 1817195.000SH     SOLE                        1817195.000
American Woodmark Corp         COM              030506109    15365 619809.654SH      SOLE                        619809.654
Anadarko Petroleum Corp.       COM              032511107   117264 1237620.000SH     SOLE                        1237620.000
BankAmerica Corp               COM              060505104      261 5654.000 SH       SOLE                          5654.000
Beazer Homes Inc.              COM              07556Q105    67592 927956.380SH      SOLE                        927956.380
Berkshire Hathaway CL B        COM              084670207      220   75.000 SH       SOLE                            75.000
Black & Decker Corp            COM              091797100    70803 814203.811SH      SOLE                        814203.811
CHAPARRAL STL CO DEL COM       COM              159423102     7000 231400.000SH      SOLE                        231400.000
Calpine Corp.                  COM              131347106      481 2312100.000SH     SOLE                        2312100.000
Capital One Financial Corp.    COM              14040H105   142034 1643910.735SH     SOLE                        1643910.735
Cemex S A Ssponsor ADR New Rep COM              151290889   156006 2629461.370SH     SOLE                        2629461.370
Cendant                        COM              151313103    43084 2497606.756SH     SOLE                        2497606.756
Centex Corp                    COM              152312104   144657 2023460.222SH     SOLE                        2023460.222
Cisco Systems Inc              COM              17275R102      279 16324.000SH       SOLE                         16324.000
Citigroup Inc.                 COM              172967101   121823 2510261.275SH     SOLE                        2510261.275
ConocoPhillips                 COM              20825C104   108903 1871828.840SH     SOLE                        1871828.840
Countrywide Financial Corp.    COM              222372104   125124 3659677.295SH     SOLE                        3659677.295
DEVON ENERGY CORP NEW COM      COM              25179M103    94288 1507642.564SH     SOLE                        1507642.564
Dell Inc.                      COM              24702R101      504 16839.000SH       SOLE                         16839.000
Dynegy Inc.                    COM              26816Q101     2517 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108    17893 1184975.000SH     SOLE                        1184975.000
Eagle Materials Inc Cl B       COM              26969P207    12865 109241.845SH      SOLE                        109241.845
El Paso Corporation            COM              28336l109     9755 802234.000SH      SOLE                        802234.000
Exxon Mobil Corp.              COM              30231G102      381 6775.000 SH       SOLE                          6775.000
FIDELITY NATIONAL TITLE-CL A   COM              31620R105     8133 333996.000SH      SOLE                        333996.000
Fannie Mae                     COM              313586109    94913 1944540.000SH     SOLE                        1944540.000
Fidelity National Financial    COM              316326107    72530 1971461.083SH     SOLE                        1971461.083
GAMCO INVESTORS INC-A          COM              361438104     5435 124860.000SH      SOLE                        124860.000
General Electric               COM              369604103     1748 49872.000SH       SOLE                         49872.000
Graco Inc.                     COM              384109104     8001 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    21873 424796.000SH      SOLE                        424796.000
Houston Exploration            COM              442120101    41069 777830.000SH      SOLE                        777830.000
Intel Corp                     COM              458140100      915 36658.836SH       SOLE                         36658.836
International Business Machine COM              459200101    12476 151778.379SH      SOLE                        151778.379
Johnson & Johnson              COM              478160104    87002 1447627.870SH     SOLE                        1447627.870
LENNAR CORP CL A               COM              526057104     2640 43265.000SH       SOLE                         43265.000
LONE STAR TECHNOLOGIES COM     COM              542312103      916 17725.000SH       SOLE                         17725.000
Lamson & Sessions              COM              513696104     5955 238000.000SH      SOLE                        238000.000
MARSHALL EDWARDS INC COM       COM              572322303      484 77397.000SH       SOLE                         77397.000
MAVERICK TUBE CORP             COM              577914104    34678 870000.000SH      SOLE                        870000.000
Masco Corp                     COM              574599106    37146 1230415.386SH     SOLE                        1230415.386
Mastec Inc.                    COM              576323109     7153 683180.000SH      SOLE                        683180.000
Meritage Corp.                 COM              59001A102    67938 1079760.000SH     SOLE                        1079760.000
Merrill Lynch                  COM              590188108   105730 1561048.542SH     SOLE                        1561048.542
Microsoft Corp                 COM              594918104      569 21775.000SH       SOLE                         21775.000
Mohawk Industries, Inc.        COM              608190104    40012 460018.000SH      SOLE                        460018.000
Morgan Stanley                 COM              617446448    15433 271998.000SH      SOLE                        271998.000
NOVAGOLD RES INC COM NEW       COM              66987E206     3501 384700.000SH      SOLE                        384700.000
NVR Inc.                       COM              62944T105   107056 152502.000SH      SOLE                        152502.000
Nabors Industries LTD New (Ber COM              G6359F103   123151 1625755.000SH     SOLE                        1625755.000
National RV Holdings           COM              637277104     3089 461733.000SH      SOLE                        461733.000
Nokia Corp Spon ADR            COM              654902204      227 12430.000SH       SOLE                         12430.000
Novogen LTD                    COM              67010F103     4574 251710.000SH      SOLE                        251710.000
OCA INC                        COM              67083Q101      373 931580.000SH      SOLE                        931580.000
PHH CORP                       COM              693320202     2767 98754.000SH       SOLE                         98754.000
Patterson Energy Inc.          COM              703481101   104357 3167139.046SH     SOLE                        3167139.046
Pfizer Inc                     COM              717081103    71539 3067712.819SH     SOLE                        3067712.819
Polaris Industries, Inc.       COM              731068102    28112 560000.000SH      SOLE                        560000.000
Procter & Gamble Co            COM              742718109      330 5697.146 SH       SOLE                          5697.146
Pulte Homes, Inc.              COM              745867101    25617 650840.000SH      SOLE                        650840.000
R G Barry Corp                 COM              068798107     1985 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973W107    10615 279705.000SH      SOLE                        279705.000
Rush Enterprises CLA           COM              781846209     3372 226605.000SH      SOLE                        226605.000
Rush Enterprises CLB           COM              781846308     4075 283005.000SH      SOLE                        283005.000
SHELLBRIDGE OIL & GAS INC      COM              822729109      378 306500.000SH      SOLE                        306500.000
SPRINT NEXTEL CORP             COM              852061100    23124 989878.000SH      SOLE                        989878.000
Stanley Furniture Inc New      COM              854305208    19646 847555.000SH      SOLE                        847555.000
Telefonos De Mexico            COM              879403780    79727 3230435.000SH     SOLE                        3230435.000
Terex Corp Del                 COM              880779103    35836 603295.000SH      SOLE                        603295.000
Texas Industries Inc.          COM              882491103    12134 243460.000SH      SOLE                        243460.000
Thor Industries Inc.           COM              885160101    65093 1624480.000SH     SOLE                        1624480.000
Toll Brothers Inc.             COM              889478103    68634 1981350.000SH     SOLE                        1981350.000
Tyco International LTD         COM              902124106    27534 954055.000SH      SOLE                        954055.000
U S Bancorp Del New            COM              902973304      540 18070.000SH       SOLE                         18070.000
United Technologies Corp.      COM              913017109      322 5760.000 SH       SOLE                          5760.000
UnitedHealth Group Inc.        COM              91324P102   121166 1949893.122SH     SOLE                        1949893.122
Washington Mutual Inc.         COM              939322103    56036 1288187.000SH     SOLE                        1288187.000
Wells Fargo & Co.              COM              949746101      268 4265.000 SH       SOLE                          4265.000
Whirlpool Corp                 COM              963320106    50807 606575.000SH      SOLE                        606575.000
Winnebago Inds. Inc.           COM              974637100    36575 1099014.195SH     SOLE                        1099014.195
Wyeth                          COM              983024100      395 8575.000 SH       SOLE                          8575.000
YRC WORLDWIDE INC              COM              984249102     6383 143080.000SH      SOLE                        143080.000
YUM BRANDS INC COM             COM              988498101    22841 487220.000SH      SOLE                        487220.000
Muhlenkamp Fund                                 962096103      362 4289.324 SH       SOLE                          4289.324